Summary of accounting policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounting Policy [Line Items]
Number business segments	3
Net unamortized deferred fees and costs	¥ 808	¥ 406
Receivables from other than customers	349,573	258,604
Depreciation and amortization	79,468	91,493	100,572
Impairment charges	1,246	5,455	3,135
Investments in equity securities	136,740	123,490
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	98,736	84,739
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	38,004	38,751
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization	57,173	55,992	54,083
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization	¥ 22,295	¥ 35,501	¥ 46,489
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%